Related Party Transactions - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Related Party Transaction [Line Items]
Advisory fees incurred by the company	$ 3.0
Repurchase of Senior Notes, aggregate principal amount	13.3
Senior Redeemable Preferred Stock [Member]
Related Party Transaction [Line Items]
Senior redeemable preferred stock dividend rate percentage	8.00%
Sponsors [Member]
Related Party Transaction [Line Items]
Advisory fees incurred by the company	3.7	3.6	3.5
Increase in percentage of advisory fees	3.00%
KKR Capstone [Member]
Related Party Transaction [Line Items]
Advisory fees incurred by the company	$ 0.2	$ 1.5	$ 0.4